TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Pre-tax Income (Loss)
	Year ended December 31,
	2022	2021	2020

Domestic	$(32,826)	$(15,419)	$(8,722)
Foreign	2,691	2,230	1,550

	$(30,135)	$(13,189)	$(7,172)

Schedule of the Reconciliation of the Theoretical Tax Expenses
	Year ended December 31,
	2021	2021	2020

Loss before taxes on income	$(30,135)	$(13,189)	$(7,172)

Theoretical tax income computed at the Israeli statutory tax rate (23% for the years 2022, 2021 and 2020, respectively)	$(6,931)	$(3,034)	$(1,650)

Changes in valuation allowance	4,116	2,604	1,979
Increase in losses and temporary differences due to change in Israeli corporate and “Approved Enterprise" tax	-	-	-

Write off of prepaid and withholding taxes	1,388	875	1,066
Foreign tax rates differences related to subsidiaries	46	14	35
Non-deductible expenses	512	71	72
Capital note and inter-company balances release taxes	544	100	-
Other expenses and Exchange rate differences	195	488	(383)
Non-deductible share-based compensation expense	1,925	633	557
Change in expense associated with tax positions for current year	100	100	500

Actual tax expense	$1,895	$1,851	$2,176

Schedule of Income Tax Expense
	Year ended December 31,
	2022	2021	2020

Current taxes	$391	$334	$513
Deferred taxes expense	-	420	97
Taxes in respect of previous years	16	122	-
Write off of prepaid and withholding taxes	1,388	875	1,066
Change in expense associated with tax positions for current year	100	100	500

	$1,895	$1,851	$2,176

	Year ended December 31,
	2022	2021	2020

Domestic	$1,129	$973	$870
Foreign	766	878	1,306

Total	$1,895	$1,851	$2,176
Domestic
Current taxes	$-	$-	$(2)
Taxes in respect of previous years	(20)	37	-
Write off of prepaid and withholding taxes	1,149	936	872

Total Domestic	$1,129	$973	$870
Foreign
Current taxes	$391	$334	$515
Deferred taxes expense	-	420	97
Taxes in respect of previous years	36	85	-
Write off of prepaid and withholding taxes	239	(61)	194
Change in expense associated with tax positions for current year	100	100	500

Total foreign	$766	$878	$1,306
Total income tax expense (benefit)	$1,895	$1,851	$2,176

Schedule of Deferred Income Taxes

	December 31,
	2022	2021
Deferred tax assets:
Operating and capital loss carryforwards	$25,962	$22,332
Research and development	10,260	9,161
Employee benefits	1,286	1,629
Intangible assets	77	179
Operating lease liabilities	1,178	1,898
Stock based compensation expenses	1,481	1,883
Prepaid and withholding taxes	5,702	5,662
Other temporary differences mainly relating to reserve and allowances	563	438

Deferred tax asset before valuation allowance	46,509	43,182
Valuation allowance	(41,917)	(37,801)
Deferred tax asset net of valuation allowance	4,592	5,381

Deferred tax liability:
Intangible assets	3,354	3,423
Operating lease right-of-use assets	1,239	1,958

Net deferred tax asset	$-	$-